Investment Risks - Kurv Technology Titans Select ETF	Sep. 30, 2026
Technology Sector Risk [Member]
Prospectus [Line Items]
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Technology Sector Risk. The Fund and Underlying Kurv ETFs may invest directly in the equity securities of, or derivative instruments (e.g., options) relating to Technology Companies. Accordingly, the performance of the Fund or Underlying Kurv ETFs could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Risks of Investing in Other Investment Companies [Member]
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Risks of Investing in Other Investment Companies: Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment companies, in addition to the fees and expenses Fund shareholders indirectly bear in connection with the Fund’s own operations. If the other investment companies fail to achieve their investment objectives, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium to NAV and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in those shares at the most optimal time, adversely affecting the Fund’s performance.

Derivatives Risk [Member]
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Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investments may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Changes in the value of a derivative or other similar instruments may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for OTC derivatives or other similar investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. If there is a default by a counterparty, any recovery may be delayed depending on the circumstances of the default. Additionally, OTC derivatives are generally less liquid than exchange traded derivative instruments because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. The Fund may not be able to find a suitable derivatives counterparty, and thus may be unable to invest in derivatives altogether. The primary credit risk on derivatives or similar investments that are exchange-traded or traded through a central clearing counterparty, on the other hand, resides with the Fund’s clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Options Risk [Member]
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Options Risk: Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

FLEX Options Risk [Member]
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FLEX Options Risk: The Fund may use FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted. The FLEX Options utilized by the Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the underlying security. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as underlying security’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the underlying security’s share price, changes in interest rates and the remaining time to until the FLEX Options expire.

Call Risk [Member]
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Call Risk: the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons (e.g., declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk [Member]
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Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Currency Risk [Member]
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Currency Risk: the risk that foreign (non-U.S.) currencies will change in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.
Equity Risk [Member]
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Equity Risk: the risk that the value of equity securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities.

Exchange-Traded Fund (ETF) Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Exchange-Traded Fund (ETF) Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:
Market Price Variance Risk [Member]
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●	Market Price Variance Risk: The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Authorized Participant Risk [Member]
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●	Authorized Participant Risk: In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

Trading Issues [Member]
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●	Trading Issues: In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Absence of Active Trading Market Risk [Member]
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●	Absence of Active Trading Market Risk: An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Foreign (Non-U.S.) Investment Risk [Member]
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Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

High Yield Risk [Member]
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High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Interest Rate Risk [Member]
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Interest Rate Risk: the risk that fixed income securities will fluctuate in value because of a change in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Leveraging Risk [Member]
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Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss.

Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund or an Underlying Kurv ETF, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Underlying Kurv ETFs as each will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund or an Underlying Kurv ETF is forced to sell an illiquid security at an unfavourable time or price, the Fund or Underlying Kurv ETF may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund or Underlying Kurv ETF from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund or Underlying Kurv ETFs.

Management Risk [Member]
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Management Risk: the risk that the investment techniques and risk analyses applied by Kurv will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory, or tax restrictions, policies or developments may affect the investment techniques available to Kurv and the portfolio managers in connection with managing the Fund and may cause Kurv to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Market Risks [Member]
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Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Mortgage-Related and Other Asset-Backed Securities Risk [Member]
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Mortgage-Related and Other Asset-Backed Securities Risk: the risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Short Exposure Risk [Member]
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Short Exposure Risk: the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

Tax Risk [Member]
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Tax Risk: The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. The use of derivatives, such as call options, may cause the Fund to realize higher amounts of short-term capital gains or otherwise affect the Fund’s ability to pay out dividends subject to preferential rates or the dividend deduction, thereby increasing the amount of taxes payable by some shareholders. The writing of call options by the Fund may significantly reduce or eliminate the ability to make distributions eligible to be treated as qualified dividend income or as eligible for the dividends received deduction for corporate shareholders. To qualify as a regulated investment company (“RIC”), the Fund must meet certain requirements concerning the source of its income.

Underlying Security Risk [Member]
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Underlying Security Risk. The Fund and Underlying Kurv ETFs invest in options contracts that are based on the value of an Underlying Security. This subjects the Fund and each Underlying Kurv ETF to certain of the same risks as if it owned shares of the Underlying Security, even though it does not. As a result, the Fund and each Underlying Kurv ETF is subject to the risks associated with the industry of the corresponding Underlying Issuer.

Distribution Risk [Member]
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Distribution Risk. The Fund and each Underlying Kurv ETF aim to provide monthly income, although there’s no guarantee of distribution in any given month, and the distribution amounts may vary significantly. Monthly distributions may consist of capital returns, reducing the Fund’s and each Underlying Kurv ETF’s NAV and trading price over time, thus potentially leading to significant losses for investors (including the Fund), especially as the Fund’s or an Underlying Kurv ETF’s returns exclude any dividends paid by the Underlying Security, which may result in lesser income compared to a direct investment in the Underlying Security.

NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund or an Underlying Kurv ETF makes a distribution, its NAV typically drops by the distribution amount on the related ex-dividend date. The repetitive payment of distributions may significantly erode the Fund’s or an Underlying Kurv ETF’s NAV and trading price over time, potentially resulting in notable losses for investors (including the Fund).

Securities Lending Risk [Member]
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Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax Consequences.

Single Issuer Risk [Member]
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Single Issuer Risk. Each Underlying Kurv ETF, focusing on an individual security (Underlying Security), may experience more volatility compared to traditional pooled investments or the market generally due to issuer-specific attributes. Its performance may deviate from that of diversified investments or the overall market, making it potentially more susceptible to the specific performance and risks associated with the Underlying Security.

High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund and Underlying Kurv ETFs may actively and frequently trade all or a significant portion of the Fund’s or Underlying Kurv ETF’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s or Underlying Kurv ETF’s expenses.

Precious Metal Risk [Member]
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Precious Metal Risk. The price of precious metals, such as gold, silver and platinum, may be volatile, and precious metal-related exchange traded products, including physical metal-related ETFs, may be highly sensitive to the price of a precious metal. The price of precious metals can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical precious metals have sales commission, storage, insurance and auditing expenses.

Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.
Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third- parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: The Fund’s portfolio may focus on a limited number of investments and will be subject to the potential for more volatility than a diversified fund.